Financial Risk Management and Fair Values - Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	¥ 1,979	¥ 1,776	[1]	¥ 1,394
Other financial assets	0	440	[1]
Derivative financial assets	218	0	[1]
Derivative financial liabilities	0	(44)	[1]
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets		440
Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	188	234
Other non-current financial assets	32	32
Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	861	846
Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	74	71
Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	3	75
Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	187	(44)
Recurring fair value measurement [member] | Forward foreign exchange contracts [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	31
Level 1 [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets		0
Level 1 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Other non-current financial assets	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	74	71
Level 1 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Forward foreign exchange contracts [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0
Level 2 [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets		440
Level 2 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Other non-current financial assets	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	3	75
Level 2 [Member] | Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	187	(44)
Level 2 [Member] | Recurring fair value measurement [member] | Forward foreign exchange contracts [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	31
Level 3 [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets		0
Level 3 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	188	234
Other non-current financial assets	32	32
Level 3 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	861	846
Level 3 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	0	0
Level 3 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Level 3 [Member] | Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0	¥ 0
Level 3 [Member] | Recurring fair value measurement [member] | Forward foreign exchange contracts [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	¥ 0

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).